Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2023
Fidelity Advisor Managed Retirement 2030 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(21.29%)
Since Inception	1.23%	[1]
Fidelity Advisor Managed Retirement 2030 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(22.21%)
Since Inception	0.07%	[1]
Fidelity Advisor Managed Retirement 2030 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.35%)
Since Inception	0.71%	[1]
Fidelity Advisor Managed Retirement 2030 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(16.26%)
Since Inception	3.28%	[2]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(2.43%)
IXXRV
Average Annual Return:
Past 1 year	(15.57%)
Since Inception	3.18%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	10.60%

[1]	AFrom August 16, 2019.
[2]	BFrom August 16, 2019.